Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Fees	Comm. Social Resp.	Total Payments
Total	$ 50,862	$ 2,640	$ 3,411	$ 60,031
UNITED STATES | U.S. Federal Government [Member]
Total	$ 54,235	$ 2,385	$ 3,411	$ 60,031